Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) (GGLG PROPERTIES PTY. LTD) (10-K) - GGLG PROPERTIES PTY. LTD. [Member] - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Plant and equipment, gross	$ 683,692	$ 654,957	$ 777,656
Less: accumulated depreciation	(28,554)	(25,536)	(106,284)
Foreign exchange translation	(12,412)	(82,755)	(81,879)
Plant and equipment, net	642,726	546,666	589,493
Land [Member]
Plant and equipment, gross	538,397	538,397	538,397
Building [Member]
Plant and equipment, gross	94,912	94,912	94,912
Leasehold Improvements [Member]
Plant and equipment, gross	$ 21,648	21,648	21,648
Plant and Equipment [Member]
Plant and equipment, gross			90,492
Furniture and Fittings [Member]
Plant and equipment, gross			$ 32,207